Submission	Feb. 25, 2025
Submission [Line Items]
Central Index Key	0001802665
Registrant Name	Harmony Biosciences Holdings, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES